Warrants (Details) - Schedule of warrant activity - Warrant [Member]	12 Months Ended
Dec. 31, 2020 $ / shares shares
Warrants (Details) - Schedule of warrant activity [Line Items]
Shares, Outstanding, Beginning balance | shares	5,091,970
Weighted Average Exercise Price, Outstanding, Beginning balance | $ / shares	$ 0.26
Shares, Private Warrants assumed in connection with the Merger | shares	4,233,333
Weighted Average Exercise Price, Private Warrants assumed in connection with the Merger | $ / shares	$ 11.5
Shares, Public Warrants assumed in connection with the Merger | shares	7,666,667
Weighted Average Exercise Price, Public Warrants assumed in connection with the Merger | $ / shares	$ 11.5
Shares, Issued | shares	177,229
Weighted Average Exercise Price, Issued | $ / shares	$ 0.7
Shares, Exercised | shares	(5,020,082)
Weighted Average Exercise Price, Exercised | $ / shares	$ 0.34
Shares, Outstanding, Ending balance | shares	12,149,117
Weighted Average Exercise Price, Outstanding, Ending balance | $ / shares	$ 11.28
Shares, Exercisable, Ending balance | shares	12,149,117
Weighted Average Exercise Price, Exercisable, Ending balance | $ / shares	$ 11.28